Segment Information - Adjusted OIBDA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Revenue	$ 270,123	$ 250,325	$ 301,095	$ 271,855	$ 588,561	$ 563,717
Adjusted OIBDA	42,102	48,241	11,013	22,841	58,776	102,625
Operating Segments
Segment Information
Revenue	270,123	250,325	301,095	271,855
Operating Segments | Baseball.
Segment Information
Revenue					534,984	522,397
Adjusted OIBDA					33,259	83,712
Operating Segments | Mixed Use Development
Segment Information
Revenue	15,188	13,407	28,599	25,097	53,577	41,320
Adjusted OIBDA	10,166	8,480	19,319	16,397	35,433	26,546
Corporate, Non-Segment [Member]
Segment Information
Adjusted OIBDA	$ (5,479)	$ (1,924)	$ (10,184)	$ (4,137)	$ (9,916)	$ (7,633)